Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets net	Intangible assets, net consist of the following:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Software	1,297	1,432	208
Customer relationship	9,170	9,170	1,330
Medical license	5,300	5,300	768
Total	15,767	15,902	2,306
Less: Accumulated amortization	(1,610)	(1,247)	(181)
Less: Impairment	(5,300)	(14,470)	(2,098)
Intangible assets, net	8,857	185	27

Schedule of estimated aggregate amortization expense	The estimated aggregate amortization expense for each of the five succeeding years is as follows:
Year ending December 31,	RMB
2023	49
2024	48
2025	14
2026	14
2027	14
Thereafter	46
Total	185